Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2022
Expenses by nature [Abstract]
Schedule of general and administrative expenses
	For the year ended December 31,
	2022	2021	2020
Inventory cost	(44,809)	(34,163)	(29,641)
Personnel expenses	(3,358)	(2,512)	(2,135)
Outsourced services	(264)	(251)	(224)
Selling expenses	(875)	(646)	(511)
Functional expenses	(883)	(664)	(600)
Other expenses	(534)	(439)	(264)
	(50,723)	(38,675)	(33,375)

Cost of sales	(45,557)	(34,753)	(30,129)
Selling expenses	(4,379)	(3,334)	(2,811)
General and administrative expenses	(787)	(588)	(435)
	(50,723)	(38,675)	(33,375)